Organization - Schedule of Assets Liabilities and Result of Operations and Cash Flow of VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Current assets
Cash and cash equivalents	¥ 4,390,293		¥ 6,705,612	¥ 1,038,897	$ 688,933
Short-term investments	193,672		0		30,391
Accounts receivable, net	661,027		422,224		103,730
Value added taxes recoverable	327,553		182,982		51,400
Amount due from related parties	0		64,093		0
Prepayments and other current assets	314,604		112,467		49,368
Total current assets	6,347,323		7,589,976		996,033
Non-current assets
Property and equipment, net	9,427,591		6,423,830		1,479,395
Operating lease right-of-use assets	803,544		635,683		126,094
Finance lease right-of use assets	136,825		144,615		21,471
Intangible assets	305,800		320,299		47,987
Deferred tax assets	30,866		18,789		4,844
Other non-current assets	342,573		193,145		53,755
Total non-current assets	12,334,628		8,669,622		1,935,572
Total assets	18,681,951		16,259,598		2,931,605
Current liabilities
Accounts payable	1,701,299		1,186,030		266,971
Current portion of operating lease liabilities	45,501		40,131		7,140
Total current liabilities	4,301,347		1,832,940		674,975
Non-current liabilities
Operating lease liabilities	198,806		204,305		31,197
Deferred tax liabilities	270,950		254,431		42,518
Other non-current liabilities	196,400		260,225		30,819
Total non-current liabilities	4,265,972		4,687,190		669,424
Total liabilities	8,567,319		6,520,130		1,344,399
Total revenue	2,852,277	$ 447,584	1,831,077	853,010
Net (loss) income	316,420	49,653	(283,345)	(169,701)
Net cash generated from operating activities	1,065,505	167,202	664,910	40,167
Net cash used in investing activities	(3,952,971)	(620,307)	(2,769,269)	(3,520,639)
Net cash used in financing activities	1,293,061	202,909	8,188,802	4,456,328
VIEs
Current assets
Cash and cash equivalents	577,753		251,589		90,662
Short-term investments	129,946		0		20,391
Accounts receivable, net	588,518		399,451		92,351
Amounts due from subsidiaries of the Group	621,276		229,845		97,492
Value added taxes recoverable	4,273		3,367		671
Amount due from related parties	0		35		0
Prepayments and other current assets	5,931		5,715		931
Total current assets	1,927,697		890,002		302,498
Non-current assets
Property and equipment, net	57,832		64,727		9,075
Operating lease right-of-use assets	221,708		239,155		34,791
Finance lease right-of use assets	866		0		136
Intangible assets	17,797		20,251		2,793
Amounts due from subsidiaries of the Group	300,000		300,000		47,077
Deferred tax assets	0		10,598		0
Other non-current assets	10,114		8,783		1,587
Total non-current assets	608,317		643,514		95,459
Total assets	2,536,014		1,533,516		397,957
Current liabilities
Accounts payable	40,260		31,694		6,318
Income taxes payable	4,184		1,288		657
Amounts due to subsidiaries of the Group	2,111,460		1,124,418		331,334
Current portion of operating lease liabilities	¥ 35,990		¥ 38,054		$ 5,648
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Current portion of operating lease liabilities		Current portion of operating lease liabilities		Current portion of operating lease liabilities
Accrued expenses and other current liabilities	¥ 34,044		¥ 31,231		$ 5,342
Total current liabilities	2,225,938		1,226,685		349,299
Non-current liabilities
Operating lease liabilities	¥ 188,104		¥ 204,305		$ 29,518
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Operating lease liabilities		Operating lease liabilities		Operating lease liabilities
Deferred tax liabilities	¥ 499		¥ 3,131		$ 78
Other non-current liabilities	8,127		4,977		1,275
Total non-current liabilities	196,730		212,413		30,871
Total liabilities	2,422,668		1,439,098		$ 380,170
Total revenue	2,656,005	416,785	1,706,086	712,115
Net (loss) income	2,942	462	(52,771)	29
Net cash generated from operating activities	460,676	72,290	184,998	93,468
Net cash used in investing activities	(133,441)	(20,940)	(12,115)	(14,762)
Net cash used in financing activities	¥ (1,071)	$ (168)	¥ 0	¥ 0